Exceptional items (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
Business transformation program	2.4	—	3.4	—
Findus Switzerland integration costs	1.6	—	2.4	—
Release of indemnification assets	—	—	5.0	17.8
Brexit	1.1	0.2	4.3	0.4
Goodfella's Pizza & Aunt Bessie's integration costs	—	1.0	—	3.0
Settlement of legacy matters	(1.8)	(1.1)	(1.8)	(1.1)
Factory optimization	1.0	4.1	1.8	4.7
Total exceptional items	4.3	4.2	15.1	24.8